UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

       9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Address of principal executive offices)

              (Zip code)

John B. Walthausen

Walthausen Funds

9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Walthausen Small Cap Value Fund
	Schedule of Investments
	April 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties
1,050	Corn Products International Inc.	$ 48,699	0.87%

Chemicals & Allied Products
3,755	Arch Chemicals Inc.	127,933
8,495	Innospec Inc. **	173,213
		301,146	5.37%

Computer Peripheral Equipment,
4,820	Astro-Med Inc.	40,632	0.72%

Crude Petroleum & Natural Gas
3,120	Encore Acquisition Co. *	142,366
1,855	Whiting Petroleum Corp. *	141,945
		284,310	5.07%

Deep Sea Foreign Transportation of Freight
385	Seacor Holdings Inc. *	32,767	0.58%

Drilling Oil & Gas Wells
940	Atwood Oceanics Inc. *	94,649
18,260	Parker Drilling Co.*	146,445
		241,094	4.30%

Electric Services
1,820	Portland General Electric Company	43,680	0.78%

Electrical Industrial Apparatus
6,625	Woodward Governor Co.	232,736	4.15%

Electronic Components, NEC
5,730	Hutchinson Technology Inc. *	81,022
10,605	Spectrum Control Inc. *	90,991
5,365	Technitrol Inc.	112,665
		284,678	5.08%
Fire, Marine & Casualty Insurance
530	Alleghany Corp.	182,585	3.26%

Food & Kindred Products
1,625	Flowers Foods Inc.	42,071	0.75%

Greeting Cards
1,480	CSS Industries Inc.	46,280	0.83%

Hospital & Medical Service Plans
4,705	Molina Healthcare Inc. *	116,825	2.08%

Household Furniture
1,840	Tempur Pedic International Inc.	20,442	0.36%

Industrial Instruments For Measue Display and Controll
1,700	Hurco Companies Inc. *	77,843
285	K-Tron International, Inc. *	39,045
		116,888	2.09%

Industrial Organic Chemicals
2,140	Sensient Technologies Corp.	63,708	1.14%

Insurance Agents, Brokers & Service
3,250	Amtrust Financial Services Inc.	50,538	0.90%

Life Insurance
380	National Western Life Insurance Company	96,376
10,405	Phoenix Companies Inc.	135,265
		231,641	4.13%

Machine Tools, Metal Cutting Types
20,295	Thermadyne Holdings Corp. *	260,791	4.65%

Miscellaneous Chemical Products
1,100	WD-40 Co.	34,232	0.61%

Motor Vehicle Parts & Accessories
2,690	Superior Industries International Inc.	54,634	0.97%

National Commercial Banks
6,730	FirstMerit Corp.	138,100
8,560	Nara Bancorp Inc.	112,393
1,585	Whitney Holding Corp.	37,105
		287,597	5.13%

Paper Mills
4,660	Neenah Paper, Inc.	107,087	1.91%

Plastic Materials, Synth Resin & Nonvulcan Elastomers
1,075	Rogers Corp. *	36,808	0.66%

Pulp Mills
4,155	Mercer International Inc. * **	27,880	0.50%

Railroad, Line-Haul Operating
1,305	Kansas City Southern *	58,829	1.05%

Refrigeration & Service Industries
2,750	Standex International Corp.	57,970	1.03%

Retail - Drug Stores and Proprietary Stores
12,115	PetMed Express Inc. *	135,930	2.43%

Retail - Eating Places
3,470	CKE Restaurants Inc.	36,400	0.65%

Retail - Radio, Tv & Consumer Electronics
8,375	Conns Inc. *	147,651	2.63%

Retail - Variety Stores
6,845	Family Dollar Stores Inc.	146,483	2.61%

Savings Institution, Federally Chartered
1,400	Northrim Bancorp Inc.	26,180
4,685	Westfield Financial Inc.	45,538
		71,718	1.28%

Semiconductors & Related Devices
9,100	White Electronic Designs Corp. *	41,587	0.74%

Services - Automotive Repair, Services & Parking
13,525	Monro Muffler Brake Inc.	223,163	3.98%

Services - Business Services NEC
16,645	CBIZ Inc. *	147,641	2.63%

Services - Computer Integrated Systems Design
12,025	Convergys Corporation *	189,033	3.37%

Services - Computer Processing & Data Preperation
12,300	CSG Systems International Inc. *	148,830	2.66%

Services-Educational Services
5,700	Nobel Learning Communities Inc. *	74,727	1.33%

Services-Equipment Rental & Leasing, NEC
2,900	Rent-A-Center Inc. *	62,437	1.11%

Services-Hospitals
13,285	Rehabcare Group Inc. *	225,845	4.03%

Services - Personal Services
1,075	Pre-Paid Legal Services Inc. *	47,021	0.84%

State Commercial Banks
1,265	Berkshire Bancorp Inc.	17,584
900	First Financial Bankshares Inc.	40,491
2,075	Peoples Financial Corp.	47,206
15,005	TrustCo Bank Corp. NY	130,994
		236,274	4.22%

Telephone Communications (No Radio Telephone)
10,010	D&E Communications Inc.	90,090
20,400	iBasis Inc.	65,076
2,410	Telephone & Data Systems Inc.	92,303
		247,469	4.42%

Water, Sewer, Pipeline, Comm & Power Line Construction
30	Preformed Line Products Co.	1,479	0.03%

Wholesale - Durable Goods
1,500	School Specialty Inc. *	44,160	0.80%

Wholesale - Machinery, Equipment & Supplies
1,760	Kaman Corp.	47,696	0.86%

Total for Common Stock (Cost $5,476,341)		$ 5,582,093	99.59%

CASH EQUIVALENTS
521,040	Huntington US Treasury Money Market Fund Cl A 0.68% ***	521,040	9.30%
	(Cost $521,040)

Total Investment Securities		6,103,133	108.89%
	(Cost $5,997,381)

Liabilities In Excess of Other Assets		(498,315)	-8.89%

Net Assets		$ 5,604,818	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at April 30, 2008.

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN SMALL CAP VALUE FUND

 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,997,381 amounted to $105,752, which consisted of aggregate gross unrealized appreciation of $283,646 and aggregate gross unrealized depreciation of $177,894.

2. SECURITY VALUATION

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also know as “inputs”, to valuation techniques used by market participants to measure fair value. The term “inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 – quoted prices in active markets for identical securities, Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$6,103,133
Level 2 –Significant Other Observable Inputs	$0
Level 3 –Significant Unobservable Inputs	$0
Total	$6,103,133

* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/ John B. Walthausen

       John B. Walthausen

       President

Date:                   6/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Walthausen

       John B. Walthausen

       President

Date:                   6/26/08

By: /s/ Mark L. Hodge

        Mark L. Hodge

        Chief Financial Officer

Date:                   6/26/08